Note 2 - Summary of Significant Accounting Policies (Details Textual) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79.0	12.8	6.6	14.4	13.3